Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt
The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	June 30, 2024	December 31, 2023
Long-term debt and other financial liabilities	62,206	65,842
Less: Deferred financing costs	(1,398)	(1,308)
Total	60,808	64,534
Less - current portion	(18,588)	(8,691)
Long-term portion	42,220	55,843

Annual Principal Payments
The annual principal payments required to be made after June 30, 2024 for all other financial liabilities, are as follows:

Twelve-month periods ending June 30,	Amount
2025	19,258
2026	8,470
2027	20,970
2028	9,675
Thereafter	3,833
Total	62,206